BANK INDEBTEDNESS (Details) (CAD) In Millions, unless otherwise specified				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Unsecured senior revolving credit facility maturing 2014	Dec. 31, 2011 Unsecured senior revolving credit facility maturing 2014	Dec. 31, 2012 Unsecured senior revolving credit facility maturing 2014 Base rate	Dec. 31, 2012 Unsecured senior revolving credit facility maturing 2014 Base rate Maximum	Dec. 31, 2012 Unsecured senior revolving credit facility maturing 2014 LIBOR	Dec. 31, 2012 Unsecured senior revolving credit facility maturing 2014 LIBOR Maximum	Dec. 31, 2012 Unsecured senior revolving credit facility maturing 2014 Canadian prime business rate	Dec. 31, 2012 Unsecured senior revolving credit facility maturing 2014 Canadian prime business rate Maximum	Dec. 31, 2012 Unsecured senior revolving credit facility maturing 2014 Canadian dollar bankers acceptance rate	Dec. 31, 2012 Unsecured senior revolving credit facility maturing 2014 Canadian dollar bankers acceptance rate Maximum	Feb. 02, 2013 Unsecured senior revolving credit facility maturing 2015	Feb. 02, 2013 Unsecured senior revolving credit facility maturing 2015 Base rate Maximum	Feb. 02, 2013 Unsecured senior revolving credit facility maturing 2015 LIBOR Maximum	Feb. 02, 2013 Unsecured senior revolving credit facility maturing 2015 Canadian prime business rate Maximum	Feb. 02, 2013 Unsecured senior revolving credit facility maturing 2015 Eurocurrency rate Maximum
Bank indebtedness
Maximum borrowing capacity		50										175
Letters of credit outstanding	1.1		0.1
Option to extend maturity date, period												1 year
Ability to increase maximum borrowing capacity under the credit facility		25										75
Variable rate basis				base rate		LIBOR		Canadian prime business rate		Canadian dollar bankers' acceptance rate			base rate	LIBOR	Canadian prime business	Eurocurrency rate
Interest rate margin on variable rate basis (as a percent)					1.75%		1.75%		1.75%		1.75%		1.63%	1.63%	1.63%	1.63%
Percentage of the aggregate amount committed as an option to extend maturity date												66.67%